Capital Management - Net Debt (Details) $ in Thousands	Mar. 31, 2026 CAD ($)	Mar. 31, 2025 CAD ($)		Mar. 31, 2024 CAD ($)
Disclosure of notes and other explanatory information [Abstract]
Total liabilities	$ 89,255	$ 244,075
Less: cash and cash equivalents	64,690	137,921	[1]	$ 136,095	[1]
Marketable securities	0	554
Less: marketable securities/ short-term investments	52,213	0
Net debt (cash)	(27,648)	105,600
Total equity	$ 511,832	$ 608,591		$ 601,870
Net debt (cash) to equity ratio	(0.05)	0.17

[1]	Adjusted for discontinued operations (Note 6).